Document and Entity Information	Apr. 21, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 21, 2024
Entity Registrant Name	COSTAR GROUP, INC.
Entity Incorporation State Country Code	DE
Entity File Number	0-24531
Entity Tax Identification Number	52-2091509
Entity Address Address Line 1	1331 L Street, NW
Entity Address City Or Town	Washington
Entity Address State Or Province	DC
Entity Address Postal Zip Code	20005
City Area Code	202
Local Phone Number	346-6500
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock ($0.01 par value)
Trading Symbol	CSGP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001057352
Amendment Flag	false